Nature of the Business and Basis of Presentation	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Nature of the Business and Basis of Presentation

1. Nature of the Business and Basis of Presentation

Aratana Therapeutics, Inc. (the “Company”) (a development stage enterprise) was incorporated on December 1, 2010 under the laws of the State of Delaware. The Company is a biopharmaceutical company focused on the licensing, development and commercialization of innovative prescription medicines for pets (“pet therapeutics”). The Company has licensed and is developing three compounds: a selective prostaglandin E receptor 4 (“EP4”) antagonist (AT-001) for the treatment of pain and inflammation associated with osteoarthritis in dogs and cats; a ghrelin agonist (AT-002) for inappetence in cats and dogs; and a bupivacaine liposome injectable suspension (AT-003) for the treatment of post-operative pain in cats and dogs. Since its inception, the Company has devoted substantially all of its efforts to research and development, recruiting management and technical staff, acquiring operating assets and raising capital. Accordingly, the Company is considered to be in the development stage.

The Company is subject to risks common to companies in the biotechnology and pharmaceutical industries. There can be no assurance that the Company’s licensing efforts will identify viable product candidates, that the Company’s research and development will be successfully completed, that adequate protection for the Company’s technology will be obtained, that any products developed will obtain necessary government regulatory approval or that any approved products will be commercially viable. The Company operates in an environment of substantial competition from other animal health companies. In addition, the Company is dependent upon the services of its employees and consultants, as well as third-party contract research organizations and manufacturers.

The accompanying financial statements have been prepared on a basis which assumes that the Company will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the normal course of business. The Company is in the development stage and has incurred recurring losses and negative cash flows from operations and has cumulative net losses of $21,934 from inception (December 1, 2010) to December 31, 2012. Management believes that current cash, cash equivalents and marketable securities on hand at December 31, 2013 should be sufficient to fund operations at least through September 30, 2014. The future viability of the Company is dependent on its ability to raise additional capital to finance its operations, to fund increased research and development costs in order to seek approval for commercialization of its product candidates and to fund the payment of its debt obligations, including $17,889 of promissory notes related to the acquisitions of Vet Therapeutics and Okapi Sciences NV which are due on December 31, 2014. The Company’s failure to raise capital as and when needed would have a negative impact on its financial condition and its ability to pursue its business strategies as this capital is necessary for the Company to perform the research and development activities required to develop the Company’s product candidates in order to generate future revenue streams.

Management of the Company is currently pursuing a public offering to raise the additional capital needed to continue planned operations. There can be no assurance the Company will be successful in completing this offering on acceptable terms or at all. In the event the Company does not complete a public offering, the Company will seek additional funding through new license arrangements or private financings. The Company may not be able to obtain financing on acceptable terms, or at all, and the Company may not be able to enter into new license arrangements. Arrangements with others may require the Company to relinquish rights to certain of its technologies or product candidates. The terms of any financing may adversely affect the holdings or the rights of the Company’s stockholders. If the Company needs additional funds and it is unable to obtain funding on a timely basis, the Company will need to significantly curtail its research and development activities in an effort to provide sufficient funds to continue its operations, which would adversely affect its research and development activities and business prospects.

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Certain amounts have been reclassified to conform to the current year presentation.